Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	35.00%
Effective tax rate	29.90%	25.40%	(191.20%)
Percent of income tax expense (benefit)	5.00%
Income (loss) from domestic operations	$ (987)	$ (1,870)	$ 68
DRD constituting non-taxable investment income	44	46	45
Non-taxable investment income	$ 46	$ 49	47
Net Operating Loss Carryback			$ 70